Derivative financial instruments - Effects of derivatives recorded in interest expense (Details) - Interest rate caps and swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts	$ (4,594)	$ 2,874	$ (7,837)	$ (10,757)
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(30,248)	29,348	60,426	47,005
(Loss) gain recognized in interest expense	$ (34,842)	$ 32,222	$ 52,589	$ 36,248